Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,938,000
Previously Paid Amount	0.00
Total Fee Amount	267.64
Total Offset Amount	0.00
Net Fee	267.64
Narrative - Max Aggregate Offering Price	$ 1,938,000
Final Prospectus	true